Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Non-cash employee benefit charges	37	44	75	86

Net losses (gains) on foreign exchange and derivative financial instruments	102	(319)	193	(411)

Fair value adjustments (see note 5)	1	(12)	5	(5)

Other	6	1	4	5

	146	(286)	277	(325)

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Trade and other receivables	(59)	(6)	31	37

Prepaid expenses and other current assets	10	24	34	49

Other financial assets	-	2	-	13

Payables, accruals and provisions	21	(93)	(349)	(367)

Deferred revenue	99	67	52	58

Other financial liabilities	-	(2)	-	(13)

Income taxes (1)	185	(3)	426	36

Other	(16)	(14)	(34)	(29)

	240	(25)	160	(216)

(1)
The three and six months ended June 30, 2023 reflects current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.

Details of Income Taxes Paid
Details
of in
co
me taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022

Operating activities - continuing operations	(25)	(94)	(107)	(129)

Investing activities - continuing operations	(252)	-	(270)	-

Investing activities - discontinued operations (1)	(1)	(16)	(1)	(16)

Total income taxes paid	(278)	(110)	(378)	(145)

(1)	Reflects payments made to HMRC (see note 19).